Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets
	December 31, 2022	December 31, 2021
Non-current assets
Investment in subsidiary	$2,214,085	$2,796,954

Deferred offering costs	1,306,313	-

Total assets	$3,520,398	$2,796,954

LIABILITIES AND SHAREHOLDERS’ EQUITY

Due to related parties	$1,098,413	$-
Deferred offering costs in accrual and other payables	600,000	-
Total current liabilities	1,698,413	-

TOTAL LIABILITIES	$1,698,413	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 8,213,040 shares issued and outstanding as of December 31, 2022 and 2021*	$821	$821
Class B ordinary shares, $0.0001 par value, 200,000,000 shares authorized, 3,786,960 shares issued and outstanding*	379	379
Shares subscription receivables*	(1,200)	(1,200)
Additional paid-in capital	114,726	114,726
Statutory reserve	282,545	282,545
Retained earnings	1,563,563	2,335,046
Accumulated other comprehensive (loss) income	(138,849)	64,637
Total shareholders’ equity	1,821,985	2,796,954

Total liabilities and shareholders’ equity	$3,520,398	$2,796,954

Schedule of statements of income and comprehensive income
	Years Ended
	December 31, 2022	December 31, 2021	December 31, 2020
(LOSS) INCOME FROM SUBSIDIARIES	$(771,483)	$2,308,626	$339,968

NET (LOSS) INCOME	(771,483)	2,308,626	339,968
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(203,486)	39,076	25,897
COMPREHENSIVE (LOSS) INCOME	$(974,969)	$2,347,702	$365,865

Schedule of statements of cash flows
Years Ended
	December 31, 2022	December 31, 2021	December 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(771,483)	$2,308,626	$339,968
Adjustments to reconcile net loss to cash used in operating activities:
Equity loss (income) of subsidiary	771,483	(2,308,626)	(339,968)
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-